Document and Entity Information	May 14, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	FISERV INC
Amendment Flag	false
Entity Central Index Key	0000798354
Document Type	8-K
Document Period End Date	May 14, 2025
Entity Incorporation State Country Code	WI
Entity File Number	1-38962
Entity Tax Identification Number	39-1506125
Entity Address, Address Line One	600 N. Vel R. Phillips Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53203
City Area Code	(262)
Local Phone Number	879-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FI
Security Exchange Name	NYSE
M 1.125 Senior Notes Due 20277 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	FI27
Security Exchange Name	NYSE
M 1.625 Senior Notes Due 20301 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2030
Trading Symbol	FI30
Security Exchange Name	NYSE
Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2025
Trading Symbol	FI25
Security Exchange Name	NYSE
M 3.000 Senior Notes Due 20312 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.000% Senior Notes due 2031
Trading Symbol	FI31
Security Exchange Name	NYSE
M 4.500 Senior Notes Due 20313 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2031
Trading Symbol	FI31A
Security Exchange Name	NYSE
M 2.875 Senior Notes Due 20284 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Senior Notes due 2028
Trading Symbol	FI/28C
Security Exchange Name	NYSE
M 3.500 Senior Notes Due 20325 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2032
Trading Symbol	FI/32
Security Exchange Name	NYSE
M 4.000 Senior Notes Due 20366 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Senior Notes due 2036
Trading Symbol	FI/36
Security Exchange Name	NYSE